PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property Equipment And Intangible Assets [Abstract]
Summary of property, equipment and intangible assets, net

Property, equipment and intangible assets, net, consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Electronic Equipment	9,381,922	12,616,774
Office Equipment	858,548	958,101
Leasehold improvement	1,194,817	1,593,608
Software	1,721,485	1,789,908
Less: accumulated depreciation	(8,976,373)	(11,195,376)
Property and equipment, net	4,180,399	5,763,015
Licenses	10,004,563	8,457,801
Trademark	111,995	116,899
Trading right	128,259	127,961
Others	1,016,091	—
Less: accumulated amortization	(82,779)	(101,651)
Intangible assets, net	11,178,129	8,601,010
Total	15,358,528	14,364,025

Summary of Estimated Amortization Expenses for Intangible Assets	The estimated amortization expenses for the above intangible assets for future years are as follows:

Years ending December 31,
US$
2026	15,248
2027	—
2028	—
2029	—
2030	—
Total	15,248